Average Annual Total Returns - FidelityZEROInternationalTotalMarketIndexFunds-ComboPRO - FidelityZEROInternationalTotalMarketIndexFunds-ComboPRO - Fidelity ZERO International Index Fund	Dec. 30, 2024
Fidelity ZERO International Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	16.30%
Past 5 years	7.40%
Since Inception	4.38%	[1]
Fidelity ZERO International Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	15.54%
Past 5 years	6.90%
Since Inception	3.90%	[1]
Fidelity ZERO International Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	10.28%
Past 5 years	5.90%
Since Inception	3.47%	[1]
IXYSU
Average Annual Return:
Past 1 year	16.67%
Past 5 years	7.59%
Since Inception	4.64%
MS112
Average Annual Return:
Past 1 year	15.82%
Past 5 years	7.26%
Since Inception	4.28%

[1]	A From August 2, 2018 .